2. Presentation of Financial Statements and Summary of Significant Accounting Policies (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfPresentationOfFinancialStatementsLineItems [Line Items]
Current assets	R$ 15,201,291	R$ 13,011,796
Non-current assets	13,139,031	11,147,874
Total assets	28,340,322	24,159,670
Current liabilities	7,013,988	5,486,946
Non-current liabilities	11,605,502	10,114,166
Shareholder’s equity	9,720,832	8,558,558
Total liabilities and shareholders' equity	28,340,322	24,159,670
Net revenue from sales and services	80,007,422	77,352,955	R$ 75,655,274
Cost of products and services sold	(72,735,781)	(70,342,723)	(68,933,702)
Selling and marketing expenses	(2,885,311)	(2,651,501)	(2,516,561)
General and administrative expenses	(1,576,528)	(1,445,859)	(1,321,341)
Financial result, net	(474,296)	(842,576)	(703,338)
Income tax and social contribution	839,429	699,992	734,336
Net income for the year	R$ 1,573,868	R$ 1,570,618	R$ 1,512,972
Earnings per share - basic	R$ 2.9056	R$ 2.8844	R$ 2.7649
Earnings per share - diluted	R$ 2.8847	R$ 2.8626	R$ 2.7433
IFRS 9 (1) adoption
SummaryOfPresentationOfFinancialStatementsLineItems [Line Items]
Current assets	R$ (173,314)
Non-current assets	0
Total assets	(173,314)
Current liabilities	0
Non-current liabilities	(58,927)
Shareholder’s equity	(114,387)
Total liabilities and shareholders' equity	(173,314)
Net revenue from sales and services	0
Cost of products and services sold	0
Selling and marketing expenses	(51,751)
General and administrative expenses	0
Financial result, net	0
Income tax and social contribution	17,595
Net income for the year	R$ (34,156)
Earnings per share - basic	R$ (0.063)
Earnings per share - diluted	R$ (0.0626)
IFRS 15 (2) adoption
SummaryOfPresentationOfFinancialStatementsLineItems [Line Items]
Current assets	R$ 0
Non-current assets	0
Total assets	0
Current liabilities	0
Non-current liabilities	0
Shareholder’s equity	0
Total liabilities and shareholders' equity	0
Net revenue from sales and services	(463,049)
Cost of products and services sold	0
Selling and marketing expenses	463,049
General and administrative expenses	0
Financial result, net	0
Income tax and social contribution	0
Net income for the year	R$ 0
Earnings per share - basic	R$ 0
Earnings per share - diluted	R$ 0
After adoption IFRS 9 and 15
SummaryOfPresentationOfFinancialStatementsLineItems [Line Items]
Current assets	R$ 15,027,977
Non-current assets	13,139,031
Total assets	28,167,008
Current liabilities	7,013,988
Non-current liabilities	11,546,575
Shareholder’s equity	9,606,445
Total liabilities and shareholders' equity	28,167,008
Net revenue from sales and services	79,544,373
Cost of products and services sold	(72,735,781)
Selling and marketing expenses	(2,474,013)
General and administrative expenses	(1,576,528)
Financial result, net	(474,296)
Income tax and social contribution	(821,834)
Net income for the year	R$ 1,539,712
Earnings per share - basic	R$ 2.8426
Earnings per share - diluted	R$ 2.8221